LONG-TERM DEBT AND FINANCING (Tables)	6 Months Ended
Sep. 30, 2021
LONG-TERM DEBT AND FINANCING
Schedule of detailed information about borrowings

	As at	As at
	September 30, 2021	March 31, 2021
DIP Facility (a)	$158,413	$126,735
Less: Debt issue costs (a)	(2,139)	(6,312)
Filter Group financing (b)	3,033	4,617
Credit Facility - subject to compromise (c)	167,610	227,189
Term Loan - subject to compromise (d)	290,379	289,904
Note Indenture - subject to compromise (e)	13,553	13,607
	630,849	655,740
Less: Current portion	(630,491)	(654,180)
	$358	$1,560

Schedule of future annual minimum principal repayments

	Less than			More than
	1 year	1–3 years	4–5 years	5 years	Total
DIP Facility (a)	$158,413	$–	$–	$–	$158,413
Less: Debt issue costs (a)	(2,139)	–	–	–	(2,139)
Filter Group financing (b)	2,675	358	–	–	3,033
Credit Facility - subject to compromise (c)	167,610	–	–	–	167,610
Term Loan - subject to compromise (d)	290,379	–	–	–	290,379
Note Indenture - subject to compromise (e)	13,553	–	–	–	13,553
	$630,491	$358	$–	$–	$630,849

Schedule of finance costs

	Three months ended September 30,		Six months ended September 30,
	2021	2020	2021	2020
DIP Facility (a)	$7,298	$–	$14,398	$–
Filter Group financing (b)	80	169	176	375
Credit Facility (c)	4,517	5,382	10,234	10,517
8.75% term loan (f)	–	8,791	–	18,055
6.75% $100M convertible debentures (g)	–	2,354	–	4,762
6.75% $160M convertible debentures (h)	–	3,452	–	6,948
6.5% convertible bonds (i)	–	261	–	536
Supplier finance and others	–	9,335	–	10,404
	$11,895	$29,744	$24,808	$51,597